OTHER RECEIVABLES AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
OTHER RECEIVABLES AND PREPAID EXPENSES
Prepaid expenses	$ 449	$ 718
Government authorities	536	128
Short-term investments	200
Other	30	38
Total	$ 1,215	$ 884